Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Security		Dec. 31, 2012
Available for sale [Abstract]
Amortized cost	$ 36,087,000		$ 20,338,000
Gross unrealized gains	322,000		622,000
Gross unrealized losses	257,000		1,121,000
Other than temporary impairments in OCI	457,000		499,000
Total available-for-sale	35,695,000		19,340,000
Held to maturity [Abstract]
Held-to-maturity Securities, Fair Value	2,155,000		2,239,000
Available for sale, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	5,101,000
Residential mortgage-backed securities and collateralized mortgage obligations	30,986,000
Total available-for-sale	36,087,000
Available for sale, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	4,650,000
Residential mortgage-backed securities and collateralized mortgage obligations	31,045,000
Total available-for-sale	35,695,000		19,340,000
Held to maturity, Amortized Cost [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,103,000
Total held to maturity	2,103,000
Held to maturity, Fair Value [Abstract]
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	2,155,000
Total held to maturity	2,155,000
Number of security sold during period	2
Investment security sold, carrying value	6,500
Gain on sale of investments security	250,496
Carrying value of securities pledged to secure public deposits	12,300,000		4,200,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	25,286,000		0
Less Than 12 Months, Unrealized Losses	257,000		0
12 Months or Greater, Fair value	0		3,629,000
12 Months or Greater, Unrealized Losses	0		1,121,000
Total, Fair Value	25,286,000		3,629,000
Total, Unrealized Losses	257,000		1,121,000
Changes in credit loss component of credit-impaired debt securities [Roll Forward]
Beginning balance	1,219,000		1,950,000
Initial credit impairment	0		0
Subsequent credit impairments	0		0
Increases for impairment recognized in earnings due to intent or requirement to sell	955,000		0
Reductions for securities sold	(994,000)		0
Reductions for securities deemed worthless	(54,000)	[1]	(731,000)	[1]
Reductions for increases in cash flows expected to be collected	0		0
Ending balance	1,126,000		1,219,000
Available for sale securities [Abstract]
Realized gains	251,000		0
Realized (losses)	0		0
Other than temporary impairment	(955,000)		0
Total available-for-sale securities	(704,000)		0
Held to maturity securities [Abstract]
Realized gains	0		0
Realized (losses)	0		0
Other than temporary impairment	0		0
Total held-to-maturity securities	0		0
U.S. Government sponsored entities [Member]
Available for sale [Abstract]
Amortized cost			7,000
Gross unrealized gains			0
Gross unrealized losses			0
Other than temporary impairments in OCI			0
Total available-for-sale			7,000
Available for sale, Fair Value [Abstract]
Total available-for-sale			7,000
Corporate debt obligations [Member]
Available for sale [Abstract]
Amortized cost	500,000		1,500,000
Gross unrealized gains	6,000		24,000
Gross unrealized losses	0		0
Other than temporary impairments in OCI	0		0
Total available-for-sale	506,000		1,524,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	506,000		1,524,000
Residential mortgage-backed securities [Member]
Available for sale [Abstract]
Amortized cost	30,422,000		12,359,000
Gross unrealized gains	285,000		540,000
Gross unrealized losses	257,000		0
Other than temporary impairments in OCI	0		0
Total available-for-sale	30,450,000		12,899,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	30,450,000		12,899,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value	25,286,000
Less Than 12 Months, Unrealized Losses	257,000
12 Months or Greater, Fair value	0
12 Months or Greater, Unrealized Losses	0
Total, Fair Value	25,286,000
Total, Unrealized Losses	257,000
Collateralized Debt Obligations [Abstract]
Number of securities issued	8
Collateralized mortgage obligations [Member]
Available for sale [Abstract]
Amortized cost	564,000		916,000
Gross unrealized gains	31,000		58,000
Gross unrealized losses	0		0
Other than temporary impairments in OCI	0		0
Total available-for-sale	595,000		974,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	595,000		974,000
Collateralized debt obligations [Member]
Available for sale [Abstract]
Amortized cost	4,601,000		5,556,000
Gross unrealized gains	0		0
Gross unrealized losses	0		1,121,000
Other than temporary impairments in OCI	457,000		499,000
Total available-for-sale	4,144,000		3,936,000
Available for sale, Fair Value [Abstract]
Total available-for-sale	4,144,000		3,936,000
Available for sale [Abstract]
Less Than 12 Months, Fair Value			0
Less Than 12 Months, Unrealized Losses			0
12 Months or Greater, Fair value			3,629,000
12 Months or Greater, Unrealized Losses			1,121,000
Total, Fair Value			3,629,000
Total, Unrealized Losses			1,121,000
Collateralized Debt Obligations [Abstract]
Number of securities issued	3
States and political subdivisions [Member]
Held to maturity [Abstract]
Amortized cost	2,103,000		2,066,000
Gross unrealized gains	52,000		173,000
Gross unrealized losses	0		0
Other than temporary impairments in OCI	0		0
Held-to-maturity Securities, Fair Value	$ 2,155,000		$ 2,239,000

[1]	Reduction due to credit losses applied to private label CMO tranche.